Finance Charges (Details) - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Interest:
Long-term debt and capital lease and finance obligations	CAD 238	CAD 144	CAD 471	CAD 289
Short-term borrowings	3	2	8	4
Acquisition credit facilities	0	10	0	14
Debt component of AFUDC	(9)	(6)	(18)	(14)
Finance charges	CAD 232	CAD 150	CAD 461	CAD 293